General (Details) ₪ in Thousands			1 Months Ended	12 Months Ended
	Apr. 20, 2023 USD ($)	Apr. 20, 2023 ILS (₪)	Jun. 30, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 ILS (₪)
General (Details) [Line Items]
Percentage of shares			51.00%
Converted into ordinary share split				0.712434	0.712434
Converted into option purchase ordinary share split				0.712434	0.712434
Exercise price divided by share split				0.712434	0.712434
Share listing expense				$ 12,312
Incurred losses in the amount				186,488,000
Working capital amount				54,323,000
Operating activities				16,885,000
Loan agreement amount				16,000,000,000
Aggregated amount				2,012,000
Misappropriated amount from company account	$ 582,000	₪ 2,000
Credit card personal use amount				110,000		₪ 400
Additionally bonus amount (in New Shekels) | ₪					₪ 250
Value added tax payables (in New Shekels) | ₪						₪ 250
BST Loan Agreement [Member]
General (Details) [Line Items]
Aggregated amount				1,023,000
AKINA Capital [Member]
General (Details) [Line Items]
Warrant exercised				$ 5,000,000,000